Cover Page	Apr. 22, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 22, 2021
Entity Registrant Name	WHIRLPOOL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3932
Entity Tax Identification Number	38-1490038
Entity Address, Address Line One	2000 North M-63,
Entity Address, City or Town	Benton Harbor,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49022-2692
City Area Code	269
Local Phone Number	923-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	WHR
Entity Emerging Growth Company	false
Entity Central Index Key	0000106640
Amendment Flag	false
New York Stock Exchange
Entity Information [Line Items]
Security Exchange Name	NYSE
Chicago Stock Exchange
Entity Information [Line Items]
Security Exchange Name	CHX